Income Taxes (Summary of Components of Provision for (Benefit from) Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 0	$ 0	$ 0
State	530	762	572
Total provision for (benefit from) current income taxes	530	762	572
Deferred:
Federal	(51,177)	1,749	4,790
State	(3,228)	793	217
Total provision for (benefit from) deferred income taxes	(54,405)	2,542	5,007
Total provision for (benefit from) income taxes	$ (53,875)	$ 3,304	$ 5,579